Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 13,489	$ 10,026	$ 3,435
Total net realized losses related to other-than-temporary impairments	(1,865)	(53)	(2,984)
Total net realized gains	11,624	9,973	451
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	4,554	10,496	6,457
Total net realized losses related to other-than-temporary impairments	(1,865)	(14)	(2,974)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	8,793	(2,203)	(2,343)
Total net realized losses related to other-than-temporary impairments	0	(39)	(10)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	1,599	1,734	(679)
Short-term investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	0	(1)	0
Other investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ (1,457)	$ 0	$ 0